As filed with the Securities and Exchange Commission on March 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08029

Granum Series Trust
(Exact name of registrant as specified in charter)

126 East 56th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Jonas B. Siegel
126 East 56th Street, New York, NY 10022
(Name and address of agent for service)

1-212-407-3400
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

GRANUM VALUE FUND

SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)

			Market
Shares			Value
		COMMON STOCKS 84.6%**

		Banks and Savings & Loans 9.7%**
149,400		The Bank of New York Company, Inc.	$4,438,674
73,200		Dime Bancorp, Inc. Warrants* (c)	12,444
156,100		North Fork Bancorporation, Inc.	4,480,070
140,585		Ocwen Financial Corporation*	1,209,031
63,840		PFF Bancorp, Inc.	2,741,289
80,000		U.S. Bancorp	2,404,000
			15,285,508

		Broadcasting & Cable 2.2%**
270,350		Liberty Media Corporation - Class A*	2,822,454
16,042		Liberty Media International, Inc. - Class A*	726,382
			3,548,836

		Building & Housing 13.8%**
154,200		Forest City Enterprises, Inc. - Class A	8,937,432
193,700		Pulte Homes, Inc.	12,799,696
			21,737,128

		Business Services 4.8%**
278,600		The Reynolds and Reynolds Company - Class A	7,597,422

		Defense 5.0%**
118,800		Alliant Techsystems, Inc.*	7,909,704

		Energy Services 0.6%**
64,100		Magnum Hunter Resources, Inc.*	955,731

		Entertainment & Leisure 3.7%**
152,000		Caesars Entertainment, Inc.*	2,938,160
381,500		Hollywood Media Corp.*	1,880,795
68,256		Lakes Entertainment, Inc.*	972,648
			5,791,603

		Financial Services 7.1%**
81,300		Fannie Mae	5,250,354
29,400		ITLA Capital Corporation*	1,632,876
89,100		Radian Group, Inc.	4,271,454
			11,154,684

See Notes to the Financial Statements

			Market
Shares			Value
		Health Care 4.9%**
120,500		Caremark Rx, Inc.*	$4,711,550
120,000		Cyberonics, Inc.*	3,020,400
			7,731,950

		Instruments & Related Products 2.6%**
96,873		American Technology Corporation*	954,199
62,500		Mettler-Toledo International, Inc.*	3,135,000
			4,089,199

		Insurance 7.7%**
51,400		CNA Financial Corporation*	1,359,016
91,000		Everest Re Group, Ltd.	7,907,900
75,900		Willis Group Holdings Limited	2,935,812
			12,202,728

		Pharmaceuticals 1.2%**
65,800		Teva Pharmaceutical Industries Ltd. ADR	1,890,434

		Printing & Publishing 0.9%**
97,700		Hollinger International Inc.	1,423,489

		Private Placements 0.0%**
		Intertainer Inc. Series C Convertible Preferred*
419,803		(Acquired 2/12/99, 5/12/00; Cost $1,257,108) (a) (b) *	14,798

		REITS 10.7%**
43,700		Affordable Residential Communities	555,864
181,100		Anthracite Capital, Inc.	2,171,389
120,000		Capital Automotive REIT	3,920,400
181,300		Redwood Trust, Inc.	10,272,458
			16,920,111

		Restaurants 0.5%**
162,800		The Smith & Wollensky Restaurant Group, Inc.*	800,976

		Retail 0.2%**
19,200		Design Within Reach, Inc.*	305,472

		Software 4.0%**
229,756		Computer Associates International, Inc.	6,247,066

See Notes to the Financial Statements

			Market
Shares			Value
		Telecommunications 1.2%**
139,300		Citizens Communications Company	$1,879,157

		Tobacco Products 3.8%**
94,000		Altria Group, Inc.	6,000,020

		Total Common Stocks (Cost $71,477,091)	133,486,016

Principal
Amount
		VARIABLE RATE DEMAND NOTES # 2.4%**

$126,878		American Family Financial Services, Inc., 2.105%	126,878
2,592,955		U.S. Bancorp, 2.300%	2,592,955
1,137,923		Wisconsin Corporate Central Credit Union, 2.220%	1,137,923

		Total Variable Rate Demand Notes (Cost of $3,857,756)	3,857,756

		COMMERCIAL PAPER 12.9%**

$ 8,130,000		Prudential Funding, LLC, 2.079%, 2/1/2005	8,130,000
4,000,000		Prudential Funding, LLC, 2.343%, 2/7/2005	3,998,460
8,160,000		UBS Finance, 2.332%, 2/1/2005	8,160,000

		Total Commercial Paper (Cost of $20,288,460)	20,288,460

		Total Investments (Cost of $95,623,307) 99.9%**	157,632,232

		Assets, less Other Liabilities 0.1%**	117,482

		NET ASSETS 100%	$ 157,749,714

	*	Non-income producing security.
	**	Calculated as a percentage of net assets.
	#	Variable rate demand notes are considered short-term obligations and are
		payable on demand. Interest rates change periodically on specified dates.
		The rates listed are as of January 31, 2005.
	(a)	Restricted Security.
	(b)	Board Valued Security.
	(c)	Represents one Litigation Tracking Warrant (LTW). Each LTW represents the right to purchase
		a specified amount of Dime Bancorp, Inc. common stock at an exercise price of $0.01 per share.
		ADR - American Depository Receipt

See Notes to the Financial Statements

Schedule of Securities Sold Short
January 31, 2005 (Unaudited)
			Market
Shares			Value

115,200		AMEX Financial Select Sector SPDR Fund	3,441,024
88,000		Nasdaq-100 Index Tracking Stock	3,291,200
67,900		Retail HOLDRs Trust	6,648,089
134,100		Semiconductor HOLDRs Trust	4,185,261
39,700		SPDR Trust Series 1	4,690,952
		Total Securities Sold Short
		(Proceeds $19,515,563)	$22,256,526

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Granum Series Trust

By  /s/ Lewis M. Eisenberg
      Lewis M. Eisenberg, Co-Chairman

Date   March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Lewis M. Eisenberg
               Lewis M. Eisenberg, Co-Chairman

Date_ March 31. 2005_______________

By _ _/s/ Walter F. Harrison , III
               Walter F. Harrison, III, Co-Chairman

Date_ March 31. 2005________________

By  /s/ Jonas B. Siegel
            Jonas B. Siegel, Treasurer

Date_ March 31. 2005_______________